Financial instruments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 $ / shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recovery of contributions to long-term investments	$ 0	$ 1,000,000
Gains (losses) on financial assets at fair value through profit or loss	14,788,000	12,897,000
Expected credit losses	$ 500,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)	100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)	50.00%
Average price of hedging instrument (CDN per USD)			1.36			1.00
Reasonably possible change in risk variable, percent				10.00%
Increase in the corresponding risk variable on income	$ 6,938,000
Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic					$ 68,322
Currency risk | Foreign exchange contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic					$ 17,500
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent				1.00%
Decrease in the corresponding risk variable on investment income	6,044,000
Forsee Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 14,788,000	$ 12,897,000